Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 36.0%
3,721	iShares 20+ Year Treasury Bond ETF	$ 577,909	2.1
14,662	iShares Core S&P 500 ETF	4,338,632	15.4
19,390	Schwab U.S. TIPS ETF	1,131,794	4.0
5,141	Vanguard Global ex-U.S. Real Estate ETF	278,334	1.0
3,158	Vanguard Real Estate ETF	275,788	1.0
11,864	Vanguard Russell 1000 Growth ETF	2,046,065	7.3
13,863	Vanguard Value ETF	1,462,547	5.2

	Total Exchange-Traded Funds
	(Cost $10,024,574)	10,111,069	36.0

MUTUAL FUNDS: 64.0%
	Affiliated Investment Companies: 60.5%
60,546	Voya Floating Rate Fund - Class P3	563,681	2.0
214,028	Voya Intermediate Bond Fund - Class P3	2,283,684	8.1
45,681	Voya Large Cap Growth Fund - Class P3	2,122,806	7.5
97,862	Voya Large Cap Value Fund - Class P3	1,116,607	4.0
23,549	(1) Voya MidCap Opportunities Fund - Class P3	560,225	2.0
140,247	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,682,969	6.0
232,066	Voya Multi-Manager International Equity Fund - Class P3	2,534,163	9.0
283,815	Voya Multi-Manager International Factors Fund - Class P3	2,523,113	9.0
64,037	Voya Multi-Manager Mid Cap Value Fund - Class P3	557,120	2.0
57,111	Voya Short Term Bond Fund - Class P3	568,252	2.0
41,665	Voya Small Company Fund - Class P3	555,397	2.0
54,820	Voya Strategic Income Opportunities Fund - Class P3	566,295	2.0
120,229	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,389,843	4.9
		17,024,155	60.5

	Unaffiliated Investment Companies: 3.5%
30,314	TIAA-CREF S&P 500 Index Fund - Class I	983,702	3.5

	Total Mutual Funds
	(Cost $18,553,667)	18,007,857	64.0

	Total Investments in Securities (Cost $28,578,241)	$ 28,118,926	100.0
	Assets in Excess of Other Liabilities	9,134	0.0
	Net Assets	$ 28,128,060	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 10,111,069	$ –	$ –	$ 10,111,069
Mutual Funds	18,007,857	–	–	18,007,857
Total Investments, at fair value	$ 28,118,926	$ –	$ –	$ 28,118,926

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P3	$409,798	$284,387	$(117,349)	$(13,155)	$563,681	$28,695	$(4,212)	$-
Voya Intermediate Bond Fund Class P3	1,648,827	1,982,393	(1,381,020)	33,484	2,283,684	86,138	82,675	1,859
Voya Large Cap Growth Fund Class P3	1,512,640	2,241,891	(1,563,458)	(68,267)	2,122,806	14,474	190,419	85,783
Voya Large Cap Value Fund Class P3	811,008	1,657,668	(1,202,566)	(149,503)	1,116,607	21,079	51,819	86,786
Voya MidCap Opportunities Fund Class P3	405,950	247,347	(105,187)	12,115	560,225	-	(7,419)	32,328
Voya Multi-Manager Emerging Markets Equity Fund Class P3	1,225,222	977,310	(501,052)	(18,511)	1,682,969	28,062	47,479	8,656
Voya Multi-Manager International Equity Fund Class P3	1,826,350	1,205,572	(510,749)	12,990	2,534,163	49,740	(24,964)	-
Voya Multi-Manager International Factors Fund Class P3	1,829,969	1,221,994	(481,295)	(47,555)	2,523,113	78,899	(44,158)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	403,426	300,296	(113,834)	(32,768)	557,120	6,282	(17,161)	46,140
Voya Short Term Bond Fund Class P3	409,829	278,407	(125,576)	5,592	568,252	13,631	2,124	-
Voya Small Company Fund - Class P3	403,978	835,564	(694,981)	10,836	555,397	484	(16,709)	-
Voya Strategic Income Opportunities Fund - Class P3	-	672,091	(109,347)	3,551	566,295	12,938	1,390	-
Voya Strategic Income Opportunities Fund - Class R6	410,963	70,590	(479,584)	(1,969)	-	5,652	119	-
Voya U.S. High Dividend Low Volatility Fund Class P3	1,212,615	767,944	(539,245)	(51,471)	1,389,843	32,023	69,516	15,783
	$12,510,575	$12,743,454	$(7,925,243)	$(304,631)	$17,024,155	$378,099	$330,918	$277,335

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $28,860,859.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 307,681
Gross Unrealized Depreciation	(1,049,614)
Net Unrealized Depreciation	$ (741,933)